Common Stock Warrants (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	May 20, 2014	Jan. 31, 2011	Dec. 31, 2014	Dec. 31, 2013
Common Stock Purchase Warrants (Textual)
Gross proceeds from equity financing		$ 8,500,000
Shares of common stock issued		4,250,000		25,000
Common stock price per share		$ 2
Warrant issued to purchase common stock		255,000
Warrants exercise price		$ 2.50		$ 0.32
Warrants expiration date		Jan. 19, 2016		May 20, 2019
Net proceeds from issuance of warrants		7,915,700
Offering cost of warrants		584,300
Fair value of warrants			23,425	140,550
Gain on change in fair value of warrants			(117,125)	(1,475,775)
Deferred financing cost	$ 4,750		$ 4,750
Common stock shares issued for warrant exercised		2,125,000